Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2020, 2021 and 2022 (in thousands except per share data):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	1,969,414	2,238,907	2,631,764
Earnings per share effect, basic	0.60	0.67	0.81
Earnings per share effect, diluted	0.59	0.66	0.80

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2020, 2021 and 2022 (in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expense	2,953,670	3,720,321	4,542,168
Deferred tax expense	88,179	407,948	489,670
Income tax expenses	3,041,849	4,128,269	5,031,838

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

	For the year ended December 31,
	2020	2021	2022
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(1.9)	(2.7)	(5.0)
Effect due to different tax rates applicable to overseas entities	(0.5)	(1.8)	0.2
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(16.5)	(10.1)	(10.1)
Change in valuation allowance	6.8	3.9	1.8
Effect of withholding income tax (d)	6.9	5.3	8.8
Effective income tax rate	19.8	19.6	20.7

(d)	Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an enterprise in China to its non-resident enterprise investors. A lower withholding income tax rate of 5% is applied if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements pursuant to the tax arrangement between mainland China and Hong Kong. On February 22, 2008, the Ministry of Finance and State Taxation Administration jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The Group accrued RMB1,056.9 million, RMB1,124.4 million and RMB2,144.4 million (US$310.9 million) withholding tax liabilities associated with all of its earnings expected to be distributed from its PRC subsidiaries to overseas for general corporate purposes in 2020, 2021 and 2022, respectively. The Group have repatriated a portion of these earnings and paid related withholding income tax in 2020, 2021 and 2022.

As of December 31, 2021, there were approximately RMB1,104.2 million unrecognized deferred tax liabilities related to undistributed earnings of the Group’s PRC subsidiaries.

Summary of net operating tax loss carry forwards

As of December 31, 2022, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2023	3,371,946
Loss expiring in 2024	3,054,886
Loss expiring in 2025	2,191,529
Loss expiring in 2026	2,571,936
Loss expiring after 2027	3,934,633
15,124,930

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2021 and 2022 (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Contract liabilities, primarily for advanced payments from online games customers	776,719	1,009,624
Accruals	641,198	654,348
Depreciation of fixed assets	11,557	4,883
Amortization of intangible assets	4,331	2,217
Net operating tax loss carry forward	3,513,019	3,781,233
	4,946,824	5,452,305
Less: valuation allowance	(3,648,870)	(3,971,516)
Total	1,297,954	1,480,789

	December 31,	December 31,
	2021	2022
	RMB	RMB
Deferred tax liabilities:
Withholding income tax(d)	1,257,552	1,947,190
Others	88,322	178,930
Total	1,345,874	2,126,120

(d)	Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an enterprise in China to its non-resident enterprise investors. A lower withholding income tax rate of 5% is applied if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements pursuant to the tax arrangement between mainland China and Hong Kong. On February 22, 2008, the Ministry of Finance and State Taxation Administration jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The Group accrued RMB1,056.9 million, RMB1,124.4 million and RMB2,144.4 million (US$310.9 million) withholding tax liabilities associated with all of its earnings expected to be distributed from its PRC subsidiaries to overseas for general corporate purposes in 2020, 2021 and 2022, respectively. The Group have repatriated a portion of these earnings and paid related withholding income tax in 2020, 2021 and 2022.

As of December 31, 2021, there were approximately RMB1,104.2 million unrecognized deferred tax liabilities related to undistributed earnings of the Group’s PRC subsidiaries.

Schedule of movement of the aggregate valuation allowances for deferred tax assets

	Balance at	Provision	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2020	2,148,879	1,106,975	3,255,854
2021	3,255,854	393,016	3,648,870
2022	3,648,870	322,646	3,971,516